Intangible Assets, Net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2026 CNY (¥)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2026 USD ($)
Intangible Assets, Net [Abstract]
Total carrying amount of intangible assets	¥ 94	¥ 14,671		$ 14
Amortization expenses of intangible assets	¥ 40	¥ 3,200	¥ 3,700